Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not grant option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on option award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of option award grants, pursuant to his employment agreement we are obligated to grant to our Interim Chief Executive Officer, Mr. Paul Voigt, on each September 15 during the term of his employment, an option to purchase 100,000 shares of Common Stock with an exercise price to be determined by the Compensation Committee.

Award Timing Method	Although we do not have a formal policy with respect to the timing of option award grants, pursuant to his employment agreement we are obligated to grant to our Interim Chief Executive Officer, Mr. Paul Voigt, on each September 15 during the term of his employment, an option to purchase 100,000 shares of Common Stock with an exercise price to be determined by the Compensation Committee.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on option award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards.
MNPI Disclosure Timed for Compensation Value	false